Note 13 - Retirement and Pension Plans (Details) - Basis of Fair Value Measurement of Pension Plan Assets in US Dollars In Thousands, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2014 Equity Securities [Member] Japanese Equity Securities [Member] Fair Value, Inputs, Level 1 [Member] USD ($)	Mar. 31, 2014 Equity Securities [Member] Japanese Equity Securities [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2013 Equity Securities [Member] Japanese Equity Securities [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2014 Equity Securities [Member] Japanese Equity Securities [Member] USD ($)	Mar. 31, 2014 Equity Securities [Member] Japanese Equity Securities [Member] JPY (¥)	Mar. 31, 2013 Equity Securities [Member] Japanese Equity Securities [Member] JPY (¥)	Mar. 31, 2014 Equity Securities [Member] U.S. Equity Securities [Member] Fair Value, Inputs, Level 1 [Member] USD ($)	Mar. 31, 2014 Equity Securities [Member] U.S. Equity Securities [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2013 Equity Securities [Member] U.S. Equity Securities [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2014 Equity Securities [Member] U.S. Equity Securities [Member] USD ($)	Mar. 31, 2014 Equity Securities [Member] U.S. Equity Securities [Member] JPY (¥)	Mar. 31, 2013 Equity Securities [Member] U.S. Equity Securities [Member] JPY (¥)	Mar. 31, 2014 Equity Securities [Member] Other Equity Securities - Developed Countries [Member] Fair Value, Inputs, Level 1 [Member] USD ($)	Mar. 31, 2014 Equity Securities [Member] Other Equity Securities - Developed Countries [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2013 Equity Securities [Member] Other Equity Securities - Developed Countries [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2014 Equity Securities [Member] Other Equity Securities - Developed Countries [Member] USD ($)	Mar. 31, 2014 Equity Securities [Member] Other Equity Securities - Developed Countries [Member] JPY (¥)	Mar. 31, 2013 Equity Securities [Member] Other Equity Securities - Developed Countries [Member] JPY (¥)	Mar. 31, 2014 Equity Securities [Member] Fair Value, Inputs, Level 1 [Member] USD ($)	Mar. 31, 2014 Equity Securities [Member] USD ($)	Mar. 31, 2014 Equity Securities [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2013 Equity Securities [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2014 Equity Securities [Member] JPY (¥)	Mar. 31, 2013 Equity Securities [Member] JPY (¥)	Mar. 31, 2014 Debt Securities [Member] Japanese Government and Municipalities [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Mar. 31, 2014 Debt Securities [Member] Japanese Government and Municipalities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] Japanese Government and Municipalities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2014 Debt Securities [Member] Japanese Government and Municipalities [Member] USD ($)	Mar. 31, 2014 Debt Securities [Member] Japanese Government and Municipalities [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] Japanese Government and Municipalities [Member] JPY (¥)	Mar. 31, 2014 Debt Securities [Member] Domestic Corporate Debt Securities [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Mar. 31, 2014 Debt Securities [Member] Domestic Corporate Debt Securities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] Domestic Corporate Debt Securities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2014 Debt Securities [Member] Domestic Corporate Debt Securities [Member] USD ($)	Mar. 31, 2014 Debt Securities [Member] Domestic Corporate Debt Securities [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] Domestic Corporate Debt Securities [Member] JPY (¥)	Mar. 31, 2014 Debt Securities [Member] US Government Agencies Debt Securities [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Mar. 31, 2014 Debt Securities [Member] US Government Agencies Debt Securities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] US Government Agencies Debt Securities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2014 Debt Securities [Member] US Government Agencies Debt Securities [Member] USD ($)	Mar. 31, 2014 Debt Securities [Member] US Government Agencies Debt Securities [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] US Government Agencies Debt Securities [Member] JPY (¥)	Mar. 31, 2014 Debt Securities [Member] Other Government Debt Securities - Developed Countries [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Mar. 31, 2014 Debt Securities [Member] Other Government Debt Securities - Developed Countries [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] Other Government Debt Securities - Developed Countries [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2014 Debt Securities [Member] Other Government Debt Securities - Developed Countries [Member] USD ($)	Mar. 31, 2014 Debt Securities [Member] Other Government Debt Securities - Developed Countries [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] Other Government Debt Securities - Developed Countries [Member] JPY (¥)	Mar. 31, 2014 Debt Securities [Member] Residential Mortgage Backed Securities [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Mar. 31, 2014 Debt Securities [Member] Residential Mortgage Backed Securities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] Residential Mortgage Backed Securities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2014 Debt Securities [Member] Residential Mortgage Backed Securities [Member] USD ($)	Mar. 31, 2014 Debt Securities [Member] Residential Mortgage Backed Securities [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] Residential Mortgage Backed Securities [Member] JPY (¥)	Mar. 31, 2014 Debt Securities [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Mar. 31, 2014 Debt Securities [Member] USD ($)	Mar. 31, 2014 Debt Securities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2014 Debt Securities [Member] JPY (¥)	Mar. 31, 2013 Debt Securities [Member] JPY (¥)	Mar. 31, 2014 Other Financial Instruments [Member] Fair Value, Inputs, Level 2 [Member] USD ($)		Mar. 31, 2014 Other Financial Instruments [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)		Mar. 31, 2013 Other Financial Instruments [Member] Fair Value, Inputs, Level 2 [Member] JPY (¥)		Mar. 31, 2014 Other Financial Instruments [Member] USD ($)		Mar. 31, 2014 Other Financial Instruments [Member] JPY (¥)		Mar. 31, 2013 Other Financial Instruments [Member] JPY (¥)		Mar. 31, 2014 Cash [Member] Fair Value, Inputs, Level 1 [Member] USD ($)	Mar. 31, 2014 Cash [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2013 Cash [Member] Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2014 Cash [Member] USD ($)	Mar. 31, 2014 Cash [Member] JPY (¥)	Mar. 31, 2013 Cash [Member] JPY (¥)	Mar. 31, 2014 Fair Value, Inputs, Level 1 [Member] USD ($)	Mar. 31, 2014 Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 1 [Member] JPY (¥)	Mar. 31, 2014 Fair Value, Inputs, Level 2 [Member] USD ($)	Mar. 31, 2014 Fair Value, Inputs, Level 2 [Member] JPY (¥)	Mar. 31, 2013 Fair Value, Inputs, Level 2 [Member] JPY (¥)
Note 13 - Retirement and Pension Plans (Details) - Basis of Fair Value Measurement of Pension Plan Assets in US Dollars [Line Items]
Plan Assets	$ 23,543	¥ 2,424,499	$ 19,544	¥ 2,012,611	¥ 1,655,373	$ 3,387	¥ 348,758	¥ 302,533	$ 3,387	¥ 348,758	¥ 302,533	$ 867	¥ 89,304	¥ 72,760	$ 867	¥ 89,304	¥ 72,760	$ 597	¥ 61,498	¥ 51,220	$ 597	¥ 61,498	¥ 51,220	$ 4,851	$ 4,851	¥ 499,560	¥ 426,513	¥ 499,560	¥ 426,513	$ 4,722	¥ 486,308	¥ 477,430	$ 4,722	¥ 486,308	¥ 477,430	$ 1,593	¥ 164,037	¥ 59,533	$ 1,593	¥ 164,037	¥ 59,533	$ 635	¥ 65,339	¥ 74,294	$ 635	¥ 65,339	¥ 74,294	$ 1,474	¥ 151,824	¥ 103,471	$ 1,474	¥ 151,824	¥ 103,471	$ 188	¥ 19,337	¥ 26,252	$ 188	¥ 19,337	¥ 26,252	$ 8,612	$ 8,612	¥ 886,845	¥ 740,980	¥ 886,845	¥ 740,980	$ 9,225	[1]	¥ 950,011	[1]	¥ 800,968	[1]	$ 9,225	[1]	¥ 950,011	[1]	¥ 800,968	[1]	$ 855	¥ 88,083	¥ 44,150	$ 855	¥ 88,083	¥ 44,150	$ 5,706	¥ 587,643	¥ 470,663	$ 17,837	¥ 1,836,856	¥ 1,541,948

[1]	Other financial instruments are life insurance pooled investment portfolios.